Putnam VT Small Cap Value Fund
The fund's portfolio
3/31/21 (Unaudited)

COMMON STOCKS (96.4%)(a)
	Shares	Value
Aerospace and defense (0.8%)
Vectrus, Inc.(NON)	22,598	$1,207,637

		1,207,637
Air freight and logistics (0.9%)
Radiant Logistics, Inc.(NON)	182,300	1,266,985

		1,266,985
Airlines (1.2%)
Allegiant Travel Co.(NON)	7,000	1,708,420

		1,708,420
Auto components (1.1%)
Patrick Industries, Inc.	19,200	1,632,000

		1,632,000
Banks (17.0%)
Ameris Bancorp	31,000	1,627,810
Bancorp, Inc. (The)(NON)	68,300	1,415,176
Berkshire Hills Bancorp, Inc.	48,600	1,084,752
Coastal Financial Corp./WA(NON)	19,106	500,959
ConnectOne Bancorp, Inc.	69,869	1,771,179
CrossFirst Bankshares, Inc.(NON)	111,300	1,534,827
First Bancshares, Inc. (The)	39,000	1,427,790
First Horizon Corp.(S)	97,900	1,655,489
Independent Bank Corp./MI	37,500	886,500
Investors Bancorp, Inc.	111,713	1,641,064
Lakeland Bancorp, Inc.	106,000	1,847,580
OFG Bancorp (Puerto Rico)	82,700	1,870,674
Peoples Bancorp, Inc.	42,200	1,399,774
Professional Holding Corp. Class A(NON)	51,089	938,505
QCR Holdings, Inc.	32,606	1,539,655
Southern First Bancshares, Inc.(NON)	25,984	1,218,130
Univest Financial Corp.	60,000	1,715,400

		24,075,264
Building products (2.8%)
Insteel Industries, Inc.	34,100	1,051,644
Quanex Building Products Corp.	54,646	1,433,365
Tecnoglass, Inc. (Colombia)	126,300	1,518,126

		4,003,135
Capital markets (0.9%)
Stifel Financial Corp.	20,600	1,319,636

		1,319,636
Chemicals (2.5%)
AdvanSix, Inc.(NON)	33,115	888,144
Atotech, Ltd. (United Kingdom)(NON)	36,086	730,742
Tronox Holdings PLC Class A (United Kingdom)	101,888	1,864,550

		3,483,436
Commercial services and supplies (2.8%)
ACCO Brands Corp.	141,400	1,193,416
Clean Harbors, Inc.(NON)	15,100	1,269,306
Deluxe Corp.	37,200	1,560,912

		4,023,634
Communications equipment (0.8%)
Ribbon Communications, Inc.(NON)	133,100	1,092,751

		1,092,751
Construction and engineering (1.6%)
Sterling Construction Co., Inc.(NON)	48,517	1,125,594
WillScot Mobile Mini Holdings Corp.(NON)	43,400	1,204,350

		2,329,944
Containers and packaging (2.3%)
Berry Global Group, Inc.(NON)	15,900	976,260
Myers Industries, Inc.	60,100	1,187,576
Silgan Holdings, Inc.	26,800	1,126,404

		3,290,240
Diversified consumer services (0.9%)
Universal Technical Institute, Inc.(NON)	223,745	1,306,671

		1,306,671
Diversified telecommunication services (0.9%)
ORBCOMM, Inc.(NON)	159,232	1,214,940

		1,214,940
Electric utilities (1.1%)
Otter Tail Corp.	32,400	1,495,908

		1,495,908
Electrical equipment (0.9%)
nVent Electric PLC (United Kingdom)	47,900	1,336,889

		1,336,889
Electronic equipment, instruments, and components (2.0%)
Jabil, Inc.	30,027	1,566,208
Methode Electronics, Inc.	31,700	1,330,766

		2,896,974
Energy equipment and services (1.4%)
Newpark Resources, Inc.(NON)	649,600	2,039,744

		2,039,744
Entertainment (1.5%)
IMAX Corp. (Canada)(NON)	57,000	1,145,700
Lions Gate Entertainment Corp. Class A(NON)(S)	65,884	984,966

		2,130,666
Equity real estate investment trusts (REITs) (5.4%)
Alpine Income Property Trust, Inc.(R)	58,467	1,014,987
Diversified Healthcare Trust(R)	232,628	1,111,962
Gaming and Leisure Properties, Inc.(R)	22,516	955,354
Global Medical REIT, Inc.(R)	54,000	707,940
RLJ Lodging Trust(R)	88,300	1,366,884
Spirit Realty Capital, Inc.(R)	26,899	1,143,208
Xenia Hotels & Resorts, Inc.(R)	67,700	1,320,150

		7,620,485
Food and staples retail (1.0%)
Andersons, Inc. (The)	49,600	1,358,048

		1,358,048
Gas utilities (0.5%)
Chesapeake Utilities Corp.	6,600	766,128

		766,128
Health-care equipment and supplies (2.1%)
Antares Pharma, Inc.(NON)	354,000	1,454,940
Lantheus Holdings, Inc.(NON)	72,400	1,547,188

		3,002,128
Health-care providers and services (3.1%)
Acadia Healthcare Co., Inc.(NON)	19,909	1,137,600
Brookdale Senior Living, Inc.(NON)	300,466	1,817,819
RadNet, Inc.(NON)	65,700	1,428,975

		4,384,394
Hotels, restaurants, and leisure (2.3%)
Brinker International, Inc.(NON)	12,800	909,568
Cedar Fair LP(NON)	23,000	1,142,640
Everi Holdings, Inc.(NON)	88,600	1,250,146

		3,302,354
Household durables (1.7%)
Purple Innovation, Inc.(NON)	36,401	1,152,092
Universal Electronics, Inc.(NON)	22,000	1,209,340

		2,361,432
Insurance (1.5%)
Argo Group International Holdings, Ltd. (Bermuda)	22,800	1,147,296
Heritage Insurance Holdings, Inc.	83,689	927,274

		2,074,570
IT Services (2.6%)
IBEX, Ltd.(NON)	101,250	2,227,500
Unisys Corp.(NON)	59,400	1,509,948

		3,737,448
Leisure products (1.8%)
Vista Outdoor, Inc.(NON)	78,708	2,524,166

		2,524,166
Machinery (3.6%)
Columbus McKinnon Corp./NY	26,794	1,413,651
Crane Co.	11,900	1,117,529
Hillenbrand, Inc.	30,900	1,474,239
Mayville Engineering Co., Inc.(NON)	79,935	1,149,465

		5,154,884
Metals and mining (3.7%)
Alamos Gold, Inc. Class A (Canada)	155,200	1,212,112
Commercial Metals Co.	47,300	1,458,732
Ferroglobe Representation & Warranty Insurance Trust(NON)(S)	102,740	—
Major Drilling Group International, Inc. (Canada)(NON)	315,700	1,695,691
Olympic Steel, Inc.	28,000	824,600

		5,191,135
Mortgage real estate investment trusts (REITs) (1.8%)
Ladder Capital Corp.(R)	105,200	1,241,360
New Residential Investment Corp.(R)	113,100	1,272,375

		2,513,735
Multi-utilities (0.9%)
Unitil Corp.	28,100	1,283,889

		1,283,889
Oil, gas, and consumable fuels (4.5%)
Arch Resources, Inc.(NON)	21,500	894,400
CNX Resources Corp.(NON)	68,400	1,005,480
Magnolia Oil & Gas Corp. Class A(NON)	166,825	1,915,151
Range Resources Corp.(NON)	27,200	280,976
Scorpio Tankers, Inc.(S)	68,744	1,269,014
SM Energy Co.	63,400	1,037,858

		6,402,879
Paper and forest products (1.9%)
Domtar Corp.	32,900	1,215,655
Verso Corp. Class A	99,547	1,452,391

		2,668,046
Professional services (—%)
BancTec, Inc. 144A CVR(F)	152,299	—

		—
Road and rail (0.9%)
Universal Logistics Holdings, Inc.	46,600	1,226,046

		1,226,046
Semiconductors and semiconductor equipment (1.8%)
Photronics, Inc.(NON)	97,700	1,256,422
Rambus, Inc.(NON)	70,200	1,364,688

		2,621,110
Software (1.8%)
j2 Global, Inc.(NON)(S)	11,700	1,402,362
Xperi Holding Corp.	53,500	1,164,695

		2,567,057
Specialty retail (2.8%)
Citi Trends, Inc.(NON)	17,900	1,499,662
Shoe Carnival, Inc.	21,400	1,324,232
Zumiez, Inc.(NON)	28,500	1,222,650

		4,046,544
Textiles, apparel, and luxury goods (2.0%)
Unifi, Inc.(NON)	102,144	2,815,089

		2,815,089
Thrifts and mortgage finance (3.7%)
Meta Financial Group, Inc.	33,000	1,495,230
MGIC Investment Corp.	78,700	1,089,995
Premier Financial Corp.	50,426	1,677,169
Walker & Dunlop, Inc.	9,400	965,756

		5,228,150
Trading companies and distributors (1.6%)
Nesco Holdings, Inc. (acquired 12/22/20, cost $803,950)(PIPE) (Private)(NON)(F)(RES)	160,790	1,353,048
Nesco Holdings, Inc. (NON)(S)	100,439	939,105

		2,292,153

Total common stocks (cost $97,603,127)		$136,996,744

INVESTMENT COMPANIES (3.0%)(a)
	Shares	Value
Barings BDC, Inc.	113,300	$1,130,734
Crescent Capital BDC, Inc.	26,348	452,659
PennantPark Investment Corp.	203,700	1,150,905
Saratoga Investment Corp.	40,333	1,021,232
Trinity Capital, Inc.(NON)	37,222	555,352

Total investment companies (cost $3,731,995)		$4,310,882

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Nesco Holdings, Inc.	1/1/25	$11.50	25,714	$51,685

Total warrants (cost $32,914)				$51,685

SHORT-TERM INVESTMENTS (4.2%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.10%(AFF)	4,231,024	$4,231,024
Putnam Short Term Investment Fund 0.09%(AFF)	1,719,296	1,719,296

Total short-term investments (cost $5,950,320)		$5,950,320
TOTAL INVESTMENTS

Total investments (cost $107,318,356)		$147,309,631

Key to holding's abbreviations
CVR	Contingent Value Rights
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $142,148,555.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,353,048, or 1.0% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$7,786,756	$9,862,707	$13,418,439	$2,939	$4,231,024
	Putnam Short Term Investment Fund**	933,987	14,140,021	13,354,712	303	1,719,296

	Total Short-term investments	$8,720,743	$24,002,728	$26,773,151	$3,242	$5,950,320
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $4,231,024, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,133,538.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(PIPE)	Represents the asset to be received in a private investment in public entity (PIPE) commitment. At the close of the reporting period, the total related cost for PIPE commitments held was $803,950.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$3,345,606	$—	$—
Consumer discretionary	17,988,256	—	—
Consumer staples	1,358,048	—	—
Energy	8,442,623	—	—
Financials	35,211,355	—	—
Health care	7,386,522	—	—
Industrials	23,196,679	—	1,353,048
Information technology	12,915,340	—	—
Materials	14,632,857	—	—
Real estate	7,620,485	—	—
Utilities	3,545,925	—	—

Total common stocks	135,643,696	—	1,353,048
Investment companies	4,310,882	—	—
Warrants	51,685	—	—
Short-term investments	—	5,950,320	—

Totals by level	$140,006,263	$5,950,320	$1,353,048
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)	26,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com